PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments for inventory	$ 1,195,477	$ 0
Prepayments for services	14,363	124,724
Prepaid rental	2,248	3,082
Others	12,236	6,326
Total	$ 1,224,324	$ 134,132